Vanguard® Global Wellington Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (64.0%)
Austria (0.8%)
	Erste Group Bank AG	339,480	14,874
Canada (0.6%)
	Dollarama Inc.	247,144	10,676
Finland (0.7%)
*	Nokia OYJ	2,285,379	12,809
France (4.5%)
	Safran SA	132,901	14,844
	Arkema SA	102,533	13,444
	TotalEnergies SE	268,510	12,355
	Engie SA	689,698	9,978
	BNP Paribas SA	156,232	9,710
[1]	Amundi SA	102,511	8,528
	Vinci SA	79,230	7,496
	Schneider Electric SE	30,079	5,338
			81,693
Germany (0.2%)
	Bayerische Motoren Werke AG	40,079	3,842
Hong Kong (0.7%)
	AIA Group Ltd.	1,312,800	13,820
Japan (6.0%)
	Tokio Marine Holdings Inc.	348,297	17,491
	Nippon Telegraph & Telephone Corp.	631,344	17,372
	Astellas Pharma Inc.	945,100	14,819
	Isuzu Motors Ltd.	805,414	10,795
	Marui Group Co. Ltd.	523,265	9,630
	Resona Holdings Inc.	2,417,300	8,828
	Mitsubishi UFJ Financial Group Inc.	1,645,422	8,690
	Nihon Unisys Ltd.	265,700	7,655
	Honda Motor Co. Ltd.	267,000	7,312
	Mitsubishi Estate Co. Ltd.	491,200	6,751
			109,343
South Korea (1.0%)
	Samsung Electronics Co. Ltd.	301,048	18,071
Spain (1.4%)
	Iberdrola SA	1,519,166	17,048
	CaixaBank SA	3,598,090	9,290
			26,338

		Shares	Market Value ($000)
Sweden (2.1%)
	Autoliv Inc.	200,239	19,301
	Lundin Energy AB	390,236	13,791
	Alfa Laval AB	129,704	5,004
			38,096
Switzerland (3.1%)
	Novartis AG (Registered)	284,059	22,641
	Nestle SA (Registered)	142,298	18,238
	Zurich Insurance Group AG	24,893	10,234
	Julius Baer Group Ltd.	104,853	6,508
			57,621
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	960,175	20,422
United Kingdom (4.5%)
	AstraZeneca plc ADR	520,386	28,533
	WPP plc	905,730	12,571
	Linde plc	32,121	10,193
	Prudential plc	511,593	8,641
	Rotork plc	1,508,965	6,839
	Diageo plc	115,335	5,821
	BAE Systems plc	756,809	5,512
	Derwent London plc	88,584	4,015
			82,125
United States (37.3%)
	Microsoft Corp.	116,114	38,386
	Johnson & Johnson	206,501	32,200
	United Parcel Service Inc. Class B	152,160	30,184
	Cisco Systems Inc.	505,118	27,701
	TJX Cos. Inc.	378,178	26,246
	Comcast Corp. Class A	461,620	23,072
	Bank of America Corp.	510,303	22,693
	Northrop Grumman Corp.	62,506	21,802
	Chubb Ltd.	118,859	21,332
	Colgate-Palmolive Co.	275,655	20,680
	Merck & Co. Inc.	275,256	20,619
	Eli Lilly & Co.	77,457	19,212
	Texas Instruments Inc.	99,423	19,126
	Mondelez International Inc. Class A	310,860	18,322
	JPMorgan Chase & Co.	110,379	17,531
	Baxter International Inc.	234,364	17,477
	Medtronic plc	163,283	17,422
*	General Motors Co.	295,282	17,088
	UnitedHealth Group Inc.	36,761	16,330
	Pioneer Natural Resources Co.	88,222	15,732
	Duke Energy Corp.	159,767	15,499
	Raytheon Technologies Corp.	189,237	15,313
	Union Pacific Corp.	64,924	15,299
	Sempra Energy	126,417	15,154
	American Express Co.	94,611	14,409
	PNC Financial Services Group Inc.	71,489	14,083
	PepsiCo Inc.	87,842	14,035
	Deere & Co.	40,541	14,009
	Lockheed Martin Corp.	40,989	13,662
	Visa Inc. Class A	69,741	13,514
	KLA Corp.	26,333	10,747
	American Tower Corp.	39,076	10,257

				Shares	Market Value ($000)
	Broadcom Inc.			17,422	9,646
*	Alphabet Inc. Class A			3,271	9,283
	General Dynamics Corp.			46,391	8,766
	McDonald's Corp.			31,385	7,677
	Caterpillar Inc.			34,927	6,753
	Marsh & McLennan Cos. Inc.			38,340	6,289
	Gilead Sciences Inc.			81,681	5,630
	Accenture plc Class A			14,142	5,054
	Intel Corp.			87,491	4,305
	BlackRock Inc.			4,689	4,242
	Verizon Communications Inc.			83,796	4,212
	Honeywell International Inc.			15,054	3,044
					684,037
Total Common Stocks (Cost $915,859)					1,173,767
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (6.7%)
[2,3]	Fannie Mae Pool	3.070%	2/1/25	150	158
[2,3]	Fannie Mae REMICS	2.000%	9/25/40	63	63
[2,3]	Fannie Mae REMICS	2.500%	5/25/45	285	288
[2,3]	Fannie Mae REMICS	3.000%	2/25/49	137	142
[2,3]	Fannie Mae REMICS	3.500%	6/25/44–2/25/48	499	522
[2,3]	Freddie Mac REMICS	1.750%	9/15/42	737	743
[2,3]	Freddie Mac REMICS	3.500%	11/15/40	44	44
[2,3]	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	654	706
[2,4]	Ginnie Mae II Pool	2.000%	12/15/51	1,325	1,342
[2,4]	Ginnie Mae II Pool	2.500%	12/15/51	2,100	2,157
[2]	Ginnie Mae REMICS	2.750%	9/20/44	104	106
[2,3,4]	UMBS Pool	2.000%	12/25/36–1/25/52	6,154	6,168
[2,3,4]	UMBS Pool	2.500%	12/25/51–1/25/52	16,425	16,813
[2,3,4]	UMBS Pool	3.000%	12/25/51	7,100	7,371
	United States Treasury Note/Bond	0.125%	7/31/23–2/15/24	10,535	10,433
[5]	United States Treasury Note/Bond	0.250%	9/30/23–5/31/25	16,275	16,118
	United States Treasury Note/Bond	0.375%	10/31/23–1/31/26	3,635	3,607
	United States Treasury Note/Bond	0.500%	2/28/26	775	756
	United States Treasury Note/Bond	0.625%	10/15/24–7/31/26	8,690	8,629
	United States Treasury Note/Bond	0.750%	11/15/24	4,100	4,090
	United States Treasury Note/Bond	0.875%	9/30/26	75	74
	United States Treasury Note/Bond	1.125%	10/31/26	10,210	10,196
	United States Treasury Note/Bond	1.250%	9/30/28–8/15/31	500	493
	United States Treasury Note/Bond	1.375%	10/31/28–11/15/31	6,310	6,278
	United States Treasury Note/Bond	1.750%	8/15/41	9,240	9,071
	United States Treasury Note/Bond	1.875%	2/15/41–11/15/51	2,375	2,403
	United States Treasury Note/Bond	2.000%	11/15/41–8/15/51	4,145	4,317
	United States Treasury Note/Bond	2.250%	5/15/41	7,975	8,491
	United States Treasury Note/Bond	2.375%	5/15/51	60	68
Total U.S. Government and Agency Obligations (Cost $121,069)					121,647
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
Bermuda (0.0%)
[1,2]	START Ireland Series 2019-1	4.089%	3/15/44	149	149
Canada (0.0%)
[1,2,6]	Ford Auto Securitization Trust Series 2019-AA	2.354%	6/15/23	168	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cayman Islands (0.6%)
[1,2,7]	BlueMountain CLO XXXII Ltd. Series 2021-32A, 3M USD LIBOR + 1.170%	1.253%	10/15/34	1,900	1,896
[1,2,7]	Columbia Cent CLO 31 Ltd. Series 2021-31A, 3M USD LIBOR + 1.550%	1.681%	4/20/34	575	570
[1,2]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	220	218
[1,2,7]	KKR CLO 16 Ltd., 3M USD LIBOR + 1.210%	1.342%	10/20/34	360	360
[1,2,7]	Madison Park Funding XI Ltd. Series 2013-11A, 3M USD LIBOR + 1.450%	1.574%	7/23/29	300	300
[1,2,7]	Madison Park Funding XVIII Ltd. Series 2015-18A, 3M USD LIBOR + 1.190%	1.320%	10/21/30	730	730
[1,2,7]	Madison Park Funding XXX Ltd. Series 2018-30A, 3M USD LIBOR + 0.750%	0.874%	4/15/29	1,393	1,392
[1,2,7]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	0.924%	1/15/28	1,348	1,348
[1,2,7]	OHA Credit Funding 3 Ltd. Series 2019-3A, 3M USD LIBOR + 1.140%	1.271%	7/2/35	1,335	1,334
[1,2,7]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.252%	4/20/34	1,600	1,607
[1,2,7]	RR 18 Ltd. Series 2021-18A, 3M USD LIBOR + 1.600%	1.684%	10/15/34	600	599
[1,2,7]	Sound Point CLO XXXI Ltd. Series 2021-3A, 3M USD LIBOR + 1.650%	1.781%	10/25/34	395	392
[1,2,7]	Symphony CLO XXVIII Ltd. Series 2021-28A, 3M USD LIBOR + 1.650%	1.738%	10/23/34	350	350
					11,096
United States (0.9%)
[1,2]	Aaset Trust Series 2019-1	3.844%	5/15/39	188	181
[1,2]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,248
[1,2]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	81	81
[1,2,7]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	0.596%	10/15/23	2,930	2,903
[1,2,7]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	1.387%	10/15/36	1,290	1,287
[1,2]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	203	202
[1,2]	Connecticut Avenue Securities Trust Series 2021-R01	1.600%	10/25/41	250	251
[1,2]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	731	755
[2,3]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	1,298	1,348
[2]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	280	278
[1,2,3]	Freddie Mac STACR REMIC Trust Series 2020-DNA5	2.850%	10/25/50	738	745
[1,2,3]	Freddie Mac STACR REMIC Trust Series 2021-DNA1	0.700%	1/25/51	169	169
[2,3,7]	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA3, 1M USD LIBOR + 5.000%	5.092%	12/25/28	326	340
[2,3,7]	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-DNA3, 1M USD LIBOR + 2.500%	2.592%	3/25/30	945	966
[1,2]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,215	1,211
[1,2]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	425	425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	175	181
[1,2,7]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	1.180%	11/15/38	1,550	1,541
[1,2]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	590	580
[1,2]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	540	535
[1,2]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	122	124
[1,2]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	190	195
[1,2]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	810	794
					16,340
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $27,704)					27,717
Corporate Bonds (19.9%)
Australia (0.6%)
[1]	Commonwealth Bank of Australia	2.688%	3/11/31	3,150	3,118
[1]	Macquarie Group Ltd.	2.871%	1/14/33	3,380	3,387
[1]	National Australia Bank Ltd.	2.400%	12/7/21	575	575
[1]	National Australia Bank Ltd.	3.933%	8/2/34	1,050	1,125
[1]	Scentre Group Trust 1	3.625%	1/28/26	809	869
[1]	Scentre Group Trust 1	4.375%	5/28/30	1,230	1,421
					10,495
Austria (0.1%)
[1]	JAB Holdings BV	2.200%	11/23/30	430	422
[1]	JAB Holdings BV	3.750%	5/28/51	805	890
					1,312
Belgium (0.1%)
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	781
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	170	208
					989
Canada (0.3%)
[6]	Bank of Montreal	2.850%	3/6/24	3,185	2,559
[2,6]	Bell Telephone Co. of Canada or Bell Canada	3.350%	3/22/23	975	779
[4]	Canadian Pacific Railway Co.	2.450%	12/2/31	1,040	1,053
	Fortis Inc.	3.055%	10/4/26	775	810
	Nutrien Ltd.	4.125%	3/15/35	650	745
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	447
					6,393
Denmark (0.5%)
[2,8]	Danfoss Finance I BV	0.375%	10/28/28	1,325	1,484
[2,8]	Danfoss Finance II BV	0.750%	4/28/31	575	648
[8]	Danske Bank A/S	0.500%	8/27/25	2,450	2,795
[1]	Danske Bank A/S	1.621%	9/11/26	1,320	1,306
[2,9]	Danske Bank A/S	2.250%	1/14/28	1,440	1,931
[2,8]	Danske Bank A/S	0.750%	6/9/29	1,275	1,434
					9,598
France (1.1%)
[2,8]	Airbus SE	2.375%	4/7/32	1,075	1,385
[2,8]	AXA SA	5.125%	7/4/43	600	733
[1]	BNP Paribas SA	2.819%	11/19/25	470	485
[1]	BNP Paribas SA	2.219%	6/9/26	1,095	1,112
[2,8]	BNP Paribas SA	0.125%	9/4/26	600	674
[2,8]	BNP Paribas SA	2.125%	1/23/27	1,800	2,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	BNP Paribas SA	2.159%	9/15/29	1,800	1,766
[2,8]	BPCE SA	1.125%	1/18/23	700	806
[1]	BPCE SA	3.250%	1/11/28	525	562
[1]	BPCE SA	2.277%	1/20/32	1,100	1,058
[1]	Danone SA	2.947%	11/2/26	555	583
[2,8]	Engie SA	0.000%	3/4/27	1,300	1,455
[2,8]	Orange SA	1.000%	5/12/25	1,300	1,519
[2,8]	RCI Banque SA	0.750%	9/26/22	500	570
[2,8]	RCI Banque SA	1.375%	3/8/24	1,400	1,622
[2,8]	RCI Banque SA	1.625%	4/11/25	2,325	2,715
[8]	Societe Generale SFH SA	0.750%	1/29/27	1,500	1,778
					21,001
Germany (0.9%)
[1]	Bayer US Finance II LLC	4.250%	12/15/25	1,000	1,090
[1]	Bayer US Finance LLC	3.375%	10/8/24	770	807
[2,9]	E.ON International Finance BV	4.750%	1/31/34	200	340
[2,9]	E.ON International Finance BV	5.875%	10/30/37	250	492
[2,8]	Vantage Towers AG	0.375%	3/31/27	300	336
[2,8]	Vantage Towers AG	0.750%	3/31/30	2,400	2,687
[2,9]	Volkswagen Financial Services NV	0.875%	2/20/25	700	911
[2,8]	Volkswagen Leasing GmbH	2.625%	1/15/24	425	507
[2,8]	Volkswagen Leasing GmbH	1.375%	1/20/25	3,100	3,628
[2,8]	Volkswagen Leasing GmbH	0.625%	7/19/29	825	914
[2,8]	Vonovia Finance BV	1.000%	7/9/30	400	459
[2,8]	Vonovia Finance BV	1.625%	10/7/39	600	680
[8]	Wintershall Dea Finance BV	0.840%	9/25/25	1,300	1,497
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	1,900	2,249
					16,597
Hong Kong (0.0%)
[2,8]	AIA Group Ltd.	0.880%	9/9/33	675	756
Ireland (0.6%)
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,057	1,128
[1]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	939	925
[1]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	646	693
[1]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	5,090	4,952
[8]	CRH Finance DAC	3.125%	4/3/23	1,634	1,933
[2,8]	CRH SMW Finance DAC	1.250%	11/5/26	1,200	1,425
					11,056
Italy (0.3%)
[2,8]	Enel Finance International NV	0.500%	6/17/30	2,150	2,399
[1]	Enel Finance International NV	4.750%	5/25/47	1,030	1,288
[1]	UniCredit SpA	1.982%	6/3/27	1,505	1,470
					5,157
Japan (0.1%)
[1]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,160
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	202
					1,362
Kuwait (0.2%)
[1]	NBK SPC Ltd.	1.625%	9/15/27	3,000	2,920
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	299
	America Movil SAB de CV	6.375%	3/1/35	350	489
					788
Netherlands (0.4%)
[1]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,090	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,9]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	155
[2,8]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,900	2,148
[8]	ING Groep NV	0.250%	2/18/29	2,600	2,858
[8]	ING Groep NV	0.250%	2/1/30	1,200	1,309
	Shell International Finance BV	4.000%	5/10/46	300	353
					7,885
Norway (0.2%)
[2,8]	Aker BP ASA	1.125%	5/12/29	1,950	2,202
[1]	Aker BP ASA	4.000%	1/15/31	1,090	1,181
					3,383
South Korea (0.0%)
[1]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	208
Spain (0.1%)
[2,8]	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,558
	Telefonica Emisiones SA	4.665%	3/6/38	1,055	1,222
					2,780
Switzerland (0.6%)
[1]	Alcon Finance Corp.	3.000%	9/23/29	1,280	1,339
[2,8]	Credit Suisse Group AG	1.250%	7/17/25	675	782
[2,8]	Credit Suisse Group AG	0.650%	9/10/29	2,930	3,235
[1]	Credit Suisse Group AG	3.091%	5/14/32	2,005	2,033
[1]	UBS Group AG	1.494%	8/10/27	1,495	1,462
[8]	UBS Group AG	0.250%	2/24/28	1,600	1,783
					10,634
United Arab Emirates (0.4%)
[1]	DAE Funding LLC	1.550%	8/1/24	1,915	1,880
[1]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	5,155	5,015
					6,895
United Kingdom (1.8%)
	AstraZeneca plc	4.000%	1/17/29	755	854
[8]	Barclays plc	0.577%	8/9/29	440	487
	Barclays plc	2.894%	11/24/32	1,350	1,356
	Barclays plc	3.330%	11/24/42	1,130	1,147
	BAT Capital Corp.	3.557%	8/15/27	1,240	1,300
[2,8]	BP Capital Markets BV	0.933%	12/4/40	1,175	1,210
[2,6]	BP Capital Markets plc	3.470%	5/15/25	1,350	1,107
[1]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,307
[2,9]	Heathrow Funding Ltd.	2.750%	10/13/29	2,600	3,572
[2,9]	Heathrow Funding Ltd.	2.750%	8/9/49	250	338
[2,9]	HSBC Holdings plc	2.256%	11/13/26	600	810
	HSBC Holdings plc	1.589%	5/24/27	580	567
[9]	HSBC Holdings plc	1.750%	7/24/27	750	987
[2]	HSBC Holdings plc	4.041%	3/13/28	1,160	1,256
	HSBC Holdings plc	2.206%	8/17/29	1,565	1,532
	HSBC Holdings plc	2.804%	5/24/32	935	935
	HSBC Holdings plc	2.871%	11/22/32	2,270	2,277
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.160%	5/18/24	245	247
[2,8]	NatWest Group plc	1.750%	3/2/26	3,125	3,691
[9]	NatWest Group plc	3.622%	8/14/30	2,500	3,470
[2,8]	NatWest Group plc	1.043%	9/14/32	925	1,028
[1]	Sky Ltd.	3.125%	11/26/22	725	743
[1]	Standard Chartered plc	0.991%	1/12/25	815	807
[2,8]	Vodafone Group plc	1.625%	11/24/30	925	1,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	5.250%	5/30/48	400	520
					32,671
United States (11.6%)
	AbbVie Inc.	3.800%	3/15/25	1,060	1,134
	AbbVie Inc.	4.050%	11/21/39	275	315
[2]	Alabama Power Co.	4.300%	7/15/48	255	316
	Altria Group Inc.	3.875%	9/16/46	400	393
	Amazon.com Inc.	4.800%	12/5/34	300	383
	American Electric Power Co. Inc.	3.200%	11/13/27	950	1,010
[9]	American Honda Finance Corp.	0.750%	11/25/26	1,855	2,391
[8]	American International Group Inc.	1.500%	6/8/23	975	1,128
	American International Group Inc.	4.250%	3/15/29	1,072	1,223
	American International Group Inc.	3.400%	6/30/30	785	851
	American International Group Inc.	4.500%	7/16/44	73	90
	American International Group Inc.	4.750%	4/1/48	45	59
	American International Group Inc.	4.375%	6/30/50	570	718
	American Tower Corp.	5.000%	2/15/24	380	411
	American Tower Corp.	4.400%	2/15/26	300	329
[8]	American Tower Corp.	0.450%	1/15/27	1,220	1,369
[1,4]	American Transmission Systems Inc.	2.650%	1/15/32	1,070	1,083
	Anthem Inc.	2.250%	5/15/30	1,010	1,007
[8]	AT&T Inc.	2.050%	5/19/32	475	588
[8]	AT&T Inc.	3.150%	9/4/36	575	783
[8]	AT&T Inc.	2.600%	5/19/38	425	546
	AT&T Inc.	3.500%	6/1/41	1,245	1,277
	AT&T Inc.	3.300%	2/1/52	155	151
	AT&T Inc.	3.500%	9/15/53	2,620	2,646
[1]	Athene Global Funding	2.500%	3/24/28	2,555	2,576
[2]	Bank of America Corp.	3.300%	1/11/23	570	587
	Bank of America Corp.	1.734%	7/22/27	1,325	1,313
[2]	Bank of America Corp.	3.593%	7/21/28	1,885	2,026
[2]	Bank of America Corp.	4.271%	7/23/29	1,640	1,832
[2,8]	Bank of America Corp.	1.102%	5/24/32	2,510	2,881
	Bank of America Corp.	2.482%	9/21/36	2,155	2,082
[2,7]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.179%	10/30/23	415	418
[8]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	705	786
	Boeing Co.	1.433%	2/4/24	805	805
	Boeing Co.	2.196%	2/4/26	1,145	1,143
	Boeing Co.	3.250%	3/1/28	632	654
	Boeing Co.	3.450%	11/1/28	230	241
	Boeing Co.	3.625%	2/1/31	365	388
	Boeing Co.	3.950%	8/1/59	595	621
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	415	410
[8]	Booking Holdings Inc.	0.500%	3/8/28	295	334
[8]	BorgWarner Inc.	1.000%	5/19/31	875	976
[1]	Boston Gas Co.	3.001%	8/1/29	130	134
	Boston Scientific Corp.	4.000%	3/1/29	60	67
	Boston Scientific Corp.	4.550%	3/1/39	600	721
	BP Capital Markets America Inc.	3.379%	2/8/61	1,090	1,127
	Brandywine Operating Partnership LP	3.950%	11/15/27	890	960
	Brixmor Operating Partnership LP	2.500%	8/16/31	805	787
	Broadcom Inc.	4.700%	4/15/25	1,510	1,656
[1]	Broadcom Inc.	2.600%	2/15/33	765	736
[1]	Broadcom Inc.	3.419%	4/15/33	1,695	1,749
[1]	Brooklyn Union Gas Co.	4.273%	3/15/48	965	1,135
[1]	Cargill Inc.	4.760%	11/23/45	340	455
	Carrier Global Corp.	2.722%	2/15/30	648	661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	3.377%	4/5/40	250	261
	Charter Communications Operating LLC	5.050%	3/30/29	595	687
	Charter Communications Operating LLC	2.300%	2/1/32	1,325	1,252
	Charter Communications Operating LLC	6.384%	10/23/35	355	460
	Charter Communications Operating LLC	5.375%	5/1/47	110	132
	Charter Communications Operating LLC	5.125%	7/1/49	90	106
	Charter Communications Operating LLC	4.800%	3/1/50	118	133
	Charter Communications Operating LLC	3.700%	4/1/51	610	594
	Cigna Corp.	4.375%	10/15/28	420	477
	Cigna Corp.	2.400%	3/15/30	310	310
	Citigroup Inc.	4.600%	3/9/26	535	592
	Cleco Corporate Holdings LLC	3.743%	5/1/26	475	508
	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	335
	Comcast Corp.	3.950%	10/15/25	250	273
	Comcast Corp.	6.500%	11/15/35	178	256
	Comcast Corp.	4.000%	3/1/48	40	47
	Comcast Corp.	3.999%	11/1/49	120	140
[1]	Comcast Corp.	2.887%	11/1/51	1,852	1,822
	Comcast Corp.	4.049%	11/1/52	11	13
[1]	Comcast Corp.	2.937%	11/1/56	190	185
	Comcast Corp.	2.650%	8/15/62	25	23
[1]	Comcast Corp.	2.987%	11/1/63	11	11
	CommonSpirit Health	4.200%	8/1/23	770	809
	CommonSpirit Health	3.347%	10/1/29	355	379
	CommonSpirit Health	2.782%	10/1/30	684	703
	CommonSpirit Health	4.187%	10/1/49	775	925
	CommonSpirit Health	3.910%	10/1/50	40	46
	Commonwealth Edison Co.	3.650%	6/15/46	35	40
	Commonwealth Edison Co.	4.000%	3/1/48	245	294
	Conagra Brands Inc.	4.600%	11/1/25	200	222
	Conagra Brands Inc.	1.375%	11/1/27	640	613
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	106
[4]	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	590	599
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	368
	Constellation Brands Inc.	2.875%	5/1/30	115	118
[1]	Cox Communications Inc.	3.500%	8/15/27	2,665	2,872
[1]	Cox Communications Inc.	4.800%	2/1/35	100	119
	Crown Castle International Corp.	2.100%	4/1/31	2,475	2,367
	Crown Castle International Corp.	2.900%	4/1/41	420	407
	CSX Corp.	4.300%	3/1/48	495	608
	CubeSmart LP	2.250%	12/15/28	995	999
	CVS Health Corp.	2.875%	6/1/26	1,455	1,525
	CVS Health Corp.	4.300%	3/25/28	113	127
	CVS Health Corp.	4.125%	4/1/40	235	270
	CVS Health Corp.	5.050%	3/25/48	125	165
	Dignity Health	3.812%	11/1/24	594	634
	Dignity Health	4.500%	11/1/42	166	199
	Discovery Communications LLC	3.950%	3/20/28	424	462
	Discovery Communications LLC	4.125%	5/15/29	186	205
	Discovery Communications LLC	3.625%	5/15/30	995	1,066
	Discovery Communications LLC	4.650%	5/15/50	588	695
	Discovery Communications LLC	4.000%	9/15/55	497	531
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	214
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	145
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	287
	Duke Energy Corp.	2.550%	6/15/31	900	896
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	660	804
	Energy Transfer LP	4.900%	3/15/35	1,075	1,215
	EPR Properties	4.750%	12/15/26	215	233
	EPR Properties	4.950%	4/15/28	215	235
	EPR Properties	3.750%	8/15/29	1,365	1,397
	EPR Properties	3.600%	11/15/31	2,005	2,014
[1]	Equitable Financial Life Global Funding	1.400%	7/7/25	150	149
[1]	Equitable Financial Life Global Funding	1.300%	7/12/26	1,020	999
[1]	Equitable Financial Life Global Funding	1.400%	8/27/27	825	806
[1]	ERAC USA Finance LLC	3.300%	12/1/26	300	320
[1]	ERAC USA Finance LLC	4.500%	2/15/45	455	561
	Evergy Kansas Central Inc.	3.250%	9/1/49	235	252
[2]	Evergy Metro Inc.	2.250%	6/1/30	245	246
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,112
	Exxon Mobil Corp.	2.610%	10/15/30	190	197
	Fifth Third Bancorp	2.550%	5/5/27	555	574
	Fiserv Inc.	3.200%	7/1/26	355	375
[8]	Fiserv Inc.	1.625%	7/1/30	1,125	1,347
[9]	Fiserv Inc.	3.000%	7/1/31	775	1,118
[8]	General Mills Inc.	0.450%	1/15/26	1,275	1,458
	General Motors Co.	4.200%	10/1/27	475	518
	General Motors Co.	5.000%	10/1/28	935	1,072
[1]	Genting New York LLC	3.300%	2/15/26	1,668	1,649
	Georgia Power Co.	4.300%	3/15/42	860	986
	Gilead Sciences Inc.	2.800%	10/1/50	1,735	1,687
	Global Payments Inc.	2.150%	1/15/27	750	750
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,443
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,610	3,541
	Goldman Sachs Group Inc.	2.615%	4/22/32	885	887
	Goldman Sachs Group Inc.	2.383%	7/21/32	960	944
	Goldman Sachs Group Inc.	2.650%	10/21/32	345	346
[1]	Gray Oak Pipeline LLC	2.600%	10/15/25	436	443
[1]	Gray Oak Pipeline LLC	3.450%	10/15/27	70	73
	HCA Inc.	5.250%	6/15/49	575	741
	Healthpeak Properties Inc.	3.500%	7/15/29	335	365
	Hess Corp.	7.300%	8/15/31	1,120	1,497
	Hess Corp.	5.600%	2/15/41	870	1,072
[1]	Hyundai Capital America	0.800%	4/3/23	1,385	1,383
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,425	1,342
	International Business Machines Corp.	3.300%	5/15/26	550	589
	International Paper Co.	4.350%	8/15/48	322	405
[2]	John Deere Capital Corp.	3.450%	3/13/25	985	1,056
[2]	Johnson Controls International plc	4.950%	7/2/64	692	944
	JPMorgan Chase & Co.	2.580%	4/22/32	1,910	1,926
	JPMorgan Chase & Co.	2.545%	11/8/32	1,495	1,504
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	975	1,159
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	1,225
	Kaiser Foundation Hospitals	4.875%	4/1/42	45	60
[1]	KeySpan Gas East Corp.	2.742%	8/15/26	400	412
	Kroger Co.	4.450%	2/1/47	330	402
	Kroger Co.	5.400%	1/15/49	290	406
[1]	Kyndryl Holdings Inc.	3.150%	10/15/31	2,355	2,262
	Lowe's Cos. Inc.	1.300%	4/15/28	1,845	1,768
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	1,152
	Marvell Technology Inc.	2.950%	4/15/31	1,130	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	550	595
	McCormick & Co. Inc.	2.500%	4/15/30	180	182
[2]	McDonald's Corp.	4.450%	9/1/48	475	590
[2]	McDonald's Corp.	3.625%	9/1/49	50	56
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	193
	Merck & Co. Inc.	3.400%	3/7/29	545	597
[2]	Mercy Health	3.555%	8/1/27	410	440
[2]	Mercy Health	4.302%	7/1/28	140	157
[1]	Microchip Technology Inc.	0.972%	2/15/24	1,630	1,615
	Microsoft Corp.	2.921%	3/17/52	1,125	1,196
	MidAmerican Energy Co.	4.250%	5/1/46	10	13
[1]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	1,385	1,534
[2,6]	Molson Coors International LP	2.840%	7/15/23	1,875	1,493
[8]	Mondelez International Inc.	0.250%	3/17/28	975	1,091
[8]	Mondelez International Inc.	1.375%	3/17/41	910	1,023
[2]	Morgan Stanley	3.125%	7/27/26	1,850	1,957
[2]	Morgan Stanley	3.772%	1/24/29	570	621
[8]	Morgan Stanley	0.497%	2/7/31	1,050	1,157
[2]	Morgan Stanley	2.511%	10/20/32	1,055	1,057
	Morgan Stanley	2.484%	9/16/36	3,580	3,454
	National Retail Properties Inc.	3.900%	6/15/24	805	855
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,120	1,107
[1]	Niagara Mohawk Power Corp.	1.960%	6/27/30	985	952
	Norfolk Southern Corp.	2.550%	11/1/29	1,165	1,205
[1]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	267
[1]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	40
	NVIDIA Corp.	3.500%	4/1/40	445	502
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	925	911
[1]	Oglethorpe Power Corp.	6.191%	1/1/31	210	260
	Oglethorpe Power Corp.	5.050%	10/1/48	161	204
	Oracle Corp.	3.400%	7/8/24	575	605
	Oracle Corp.	3.600%	4/1/50	290	294
	Oracle Corp.	3.950%	3/25/51	1,505	1,620
	Oracle Corp.	3.850%	4/1/60	225	234
	PacifiCorp	2.700%	9/15/30	205	213
[1]	Pennsylvania Electric Co.	3.600%	6/1/29	208	223
[1]	Penske Truck Leasing Co. LP	3.375%	2/1/22	145	145
[1]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,405	1,457
[1]	Penske Truck Leasing Co. LP	2.700%	11/1/24	170	176
[1]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,120	1,200
[1]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	194
	Pfizer Inc.	1.700%	5/28/30	275	269
[2]	PNC Bank NA	3.250%	1/22/28	910	985
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	271
[8]	Public Storage	0.500%	9/9/30	1,035	1,148
	Raytheon Technologies Corp.	3.950%	8/16/25	285	309
	Raytheon Technologies Corp.	4.450%	11/16/38	725	886
	Realty Income Corp.	3.400%	1/15/28	535	575
	Realty Income Corp.	2.200%	6/15/28	285	288
	Realty Income Corp.	3.100%	12/15/29	830	889
	Realty Income Corp.	2.850%	12/15/32	120	125
[9]	Realty Income Corp.	1.750%	7/13/33	1,075	1,408
	Royalty Pharma plc	3.300%	9/2/40	315	316
	Royalty Pharma plc	3.550%	9/2/50	765	770
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	1,360	1,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Diego Gas & Electric Co.	4.100%	6/15/49	261	315
	Santander Holdings USA Inc.	3.700%	3/28/22	2,400	2,417
[1]	SBA Tower Trust	3.448%	3/15/23	675	680
[1]	SBA Tower Trust	1.884%	1/15/26	245	246
[1]	SBA Tower Trust	1.631%	11/15/26	540	530
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	385	368
[2]	SCE Recovery Funding LLC	1.942%	5/15/38	165	158
[2]	SCE Recovery Funding LLC	2.510%	11/15/43	95	92
	Sempra Energy	3.250%	6/15/27	1,050	1,113
	Sherwin-Williams Co.	3.450%	6/1/27	2,055	2,215
	Sierra Pacific Power Co.	2.600%	5/1/26	149	155
[2]	Southern California Edison Co.	3.700%	8/1/25	30	32
[2]	Southern California Edison Co.	2.950%	2/1/51	790	757
	Southern Co.	4.400%	7/1/46	5	6
[1]	Sprint Spectrum Co. LLC	4.738%	3/20/25	704	738
[2]	SSM Health Care Corp.	3.823%	6/1/27	320	353
	Starbucks Corp.	4.500%	11/15/48	730	914
	Starbucks Corp.	3.350%	3/12/50	60	63
[2]	Sutter Health	2.294%	8/15/30	360	364
[1]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	860	1,128
	Teledyne Technologies Inc.	2.250%	4/1/28	985	992
	Teledyne Technologies Inc.	2.750%	4/1/31	790	805
[8]	Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	1,475	1,684
[8]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	885	1,035
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	495	487
	T-Mobile USA Inc.	2.050%	2/15/28	1,975	1,944
[2]	Toledo Hospital	5.325%	11/15/28	555	624
	Toledo Hospital	5.750%	11/15/38	205	242
[2]	Truist Bank	3.300%	5/15/26	450	480
[2]	Truist Financial Corp.	3.700%	6/5/25	970	1,048
	Union Pacific Corp.	3.600%	9/15/37	910	1,027
	Union Pacific Corp.	3.750%	2/5/70	285	332
[2]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	51	51
	UnitedHealth Group Inc.	3.850%	6/15/28	820	918
	UnitedHealth Group Inc.	2.000%	5/15/30	240	239
	UnitedHealth Group Inc.	4.625%	7/15/35	75	93
	UnitedHealth Group Inc.	4.200%	1/15/47	65	80
	US Bancorp	2.491%	11/3/36	3,485	3,467
[8]	Verizon Communications Inc.	1.250%	4/8/30	2,350	2,773
	Verizon Communications Inc.	1.680%	10/30/30	307	290
[1]	Verizon Communications Inc.	2.355%	3/15/32	3,440	3,402
[9]	Verizon Communications Inc.	3.375%	10/27/36	200	307
[9]	Verizon Communications Inc.	1.875%	11/3/38	500	640
	VF Corp.	2.800%	4/23/27	185	194
[2,6]	Wells Fargo & Co.	2.975%	5/19/26	625	502
[2]	Wells Fargo & Co.	4.100%	6/3/26	920	1,001
[2]	Wells Fargo & Co.	4.300%	7/22/27	275	305
[2]	Wells Fargo & Co.	2.879%	10/30/30	435	452
[2]	Wells Fargo & Co.	4.750%	12/7/46	800	1,007
	Welltower Inc.	4.000%	6/1/25	275	296
					212,671
Total Corporate Bonds (Cost $360,742)					365,551
Sovereign Bonds (4.0%)
Australia (0.1%)
[2,10]	Commonwealth of Australia	2.750%	11/21/27	135	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,10]	Commonwealth of Australia	2.250%	5/21/28	1,195	894
[2,10]	Commonwealth of Australia	1.000%	11/21/31	2,175	1,455
					2,453
Bermuda (0.0%)
[1,2]	Bermuda	2.375%	8/20/30	200	198
[1,2]	Bermuda	3.375%	8/20/50	200	198
					396
Canada (0.4%)
[6]	City of Montreal	3.150%	12/1/36	750	615
[6]	City of Montreal	3.500%	12/1/38	410	354
[6]	City of Montreal	2.400%	12/1/41	1,000	735
[6]	City of Toronto	3.200%	8/1/48	1,000	842
[6]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	2,200	2,019
[6]	Province of Ontario	2.900%	6/2/28	1,910	1,585
[2,11]	Province of Ontario	0.250%	6/28/29	985	1,099
[6]	Regional Municipality of York	2.150%	6/22/31	800	624
					7,873
Chile (0.2%)
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	692
[2]	Republic of Chile	2.550%	7/27/33	2,215	2,175
[2,8]	Republic of Chile	1.250%	1/22/51	675	678
					3,545
China (0.1%)
[1,2]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	2,135	2,152
Colombia (0.1%)
[2]	Republic of Colombia	4.000%	2/26/24	1,350	1,393
Croatia (0.1%)
[8]	Republic of Croatia	1.500%	6/17/31	1,390	1,584
Japan (1.0%)
[2,12]	Japan	0.100%	3/20/31	1,215,000	10,820
[2,12]	Japan	0.100%	6/20/31	464,750	4,134
[2,12]	Japan	0.700%	6/20/51	301,250	2,692
					17,646
Mexico (0.1%)
[2]	United Mexican States	4.280%	8/14/41	2,210	2,262
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,545	1,634
Panama (0.2%)
[1,2]	Empresa de Transmision Electrica SA	5.125%	5/2/49	470	524
[2]	Republic of Panama	2.252%	9/29/32	2,765	2,578
[2]	Republic of Panama	4.500%	4/16/50	800	857
					3,959
Qatar (0.2%)
[1,2]	Qatar Energy	2.250%	7/12/31	820	806
[1,2]	Qatar Energy	3.125%	7/12/41	685	689
[1,2]	State of Qatar	3.875%	4/23/23	550	573
[1,2]	State of Qatar	5.103%	4/23/48	255	341
[1,2]	State of Qatar	4.400%	4/16/50	780	957
					3,366
Romania (0.2%)
[2,8]	Republic of Romania	2.500%	2/8/30	1,225	1,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,8]	Republic of Romania	3.624%	5/26/30	850	1,043
[2,8]	Republic of Romania	2.124%	7/16/31	725	784
[1,8]	Republic of Romania	2.000%	4/14/33	410	423
					3,649
Saudi Arabia (0.2%)
[1,2]	Kingdom of Saudi Arabia	2.875%	3/4/23	2,020	2,072
[1,2]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	517
[1,2]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	724
					3,313
Singapore (0.0%)
[1,2]	Temasek Financial I Ltd.	3.625%	8/1/28	510	573
Spain (0.1%)
[1,8]	Kingdom of Spain	0.600%	10/31/29	1,050	1,235
Supranational (0.6%)
[2,8]	European Union	0.000%	6/2/28	595	687
[2,8]	European Union	0.000%	7/4/35	4,825	5,338
[2,8]	European Union	0.200%	6/4/36	5,100	5,789
					11,814
United Arab Emirates (0.1%)
[2]	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,325
United Kingdom (0.2%)
[9]	United Kingdom	0.625%	6/7/25	700	936
[9]	United Kingdom	1.250%	7/22/27	655	903
[9]	United Kingdom	3.500%	1/22/45	735	1,489
					3,328
Total Sovereign Bonds (Cost $74,166)					73,500
Taxable Municipal Bonds (0.8%)
United States (0.8%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	100	107
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.300%	12/1/21	20	20
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	805	1,158
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	55	79
	Connecticut GO	2.000%	7/1/23	190	194
	Connecticut GO	5.770%	3/15/25	275	316
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	90	93
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	55	60
[13]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	405	437
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	747	1,162
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	35	36
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	65	67
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	165	170
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	290	303
	Illinois GO	5.100%	6/1/33	3,250	3,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	486
[13]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	520	573
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	188
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	20	23
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	243
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	1,162
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	445	619
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	285	307
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	811
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	295	303
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	305	418
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	862
Total Taxable Municipal Bonds (Cost $12,845)					13,997

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[16]	Vanguard Market Liquidity Fund (Cost $80,924)	0.077%	809,452	80,945
Total Investments (101.3%) (Cost $1,593,309)				1,857,124
Other Assets and Liabilities—Net (-1.3%)				(23,008)
Net Assets (100%)				1,834,116
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $134,255,000, representing 7.3% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
5	Securities with a value of $1,277,000 have been segregated as initial margin for open futures contracts.
6	Face amount denominated in Canadian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. Dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	224	27,193	208
Euro-Bobl	December 2021	177	27,200	146
Euro-BTP	December 2021	20	3,439	(20)
Euro-Buxl	December 2021	23	5,689	302
Euro-OAT	December 2021	15	2,862	(12)
Euro-Schatz	December 2021	139	17,722	24
Long Gilt	March 2022	69	11,588	148
				796

Short Futures Contracts
2-Year U.S. Treasury Note	March 2022	(6)	(1,312)	(3)
10-Year U.S. Treasury Note	March 2022	(379)	(49,578)	(709)
Euro-Bund	December 2021	(141)	(27,563)	(118)
Ultra 10-Year U.S. Treasury Note	March 2022	(154)	(22,621)	(399)
				(1,229)
				(433)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	1/11/22	TWD	12,415	USD	448	—	(2)
Bank of America, N.A.	1/11/22	USD	6,848	AUD	9,512	64	—
JPMorgan Chase Bank, N.A.	1/11/22	USD	13,967	CAD	17,721	88	—
Goldman Sachs International	1/11/22	AUD	900	CAD	822	—	(2)
JPMorgan Chase Bank, N.A.	1/11/22	USD	2,989	CHF	2,784	—	(49)
JPMorgan Chase Bank, N.A.	1/11/22	USD	104,359	EUR	92,854	—	(1,122)
Goldman Sachs International	1/11/22	GBP	2,921	EUR	3,474	—	(58)
Goldman Sachs International	1/11/22	USD	2,330	EUR	2,072	—	(24)
JPMorgan Chase Bank, N.A.	1/11/22	USD	30,157	GBP	22,556	133	—
Goldman Sachs International	1/11/22	USD	600	GBP	453	—	(3)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	1/11/22	USD	16,569	JPY	1,903,673	—	(286)
Goldman Sachs International	1/11/22	AUD	4,425	JPY	366,900	—	(93)
JPMorgan Chase Bank, N.A.	1/11/22	GBP	1,169	JPY	179,532	—	(34)
JPMorgan Chase Bank, N.A.	1/11/22	USD	509	SEK	4,600	—	(2)
JPMorgan Chase Bank, N.A.	1/11/22	USD	448	TWD	12,415	2	—
						287	(1,675)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At November 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $4,443,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	694,713	—	—	694,713
Common Stocks—Other	47,834	431,220	—	479,054
U.S. Government and Agency Obligations	—	121,647	—	121,647
Asset-Backed/Commercial Mortgage-Backed Securities	—	27,717	—	27,717
Corporate Bonds	—	365,551	—	365,551
Sovereign Bonds	—	73,500	—	73,500
Taxable Municipal Bonds	—	13,997	—	13,997
Temporary Cash Investments	80,945	—	—	80,945
Total	823,492	1,033,632	—	1,857,124

Derivative Financial Instruments
Assets
Futures Contracts[1]	828	—	—	828
Forward Currency Contracts	—	287	—	287
Total	828	287	—	1,115
Liabilities
Futures Contracts[1]	1,261	—	—	1,261
Forward Currency Contracts	—	1,675	—	1,675
Total	1,261	1,675	—	2,936
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.